Fair Value Measurements	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

20. Fair Value Measurements

FASB ASC Topic 820 Fair Value Measurements and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier value hierarchy of fair value measurement based upon the whether the inputs to that measurement are observable or unobservable. Observable inputs reflect data obtained from independent sources while unobservable inputs reflect the Company’s market assumptions. ASC Topic 820 prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace. Observable inputs, other than Level 1 quoted prices for similar instruments in active markets; quoted prices for similar or identical instruments in markets that are not active; and valuations using models in which all significant inputs are observable in active markets.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC Topic 820, assets and liabilities are to be measured based on the following valuation techniques:

Market approach — Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income approach — converting the future amounts based on the market expectations to its present value using the discounting methodology.

Cost approach — Replacement cost method.

The valuation techniques used by the Company to measure and report the fair value of certain financial assets and liabilities on a recurring basis are as follows;

Foreign exchange derivative contracts

The Company enters into foreign exchange derivative contracts to hedge fluctuations in foreign exchange rates for recognized balance sheet items such as foreign exchange term loans. The Company mitigates the credit risk of these foreign exchange derivative contracts by transacting with highly rated counterparties in India which are major banks. The Company used the super derivatives option pricing model based on the principles of the Black-Scholes model to determine the fair value of the foreign exchange derivative contracts. The inputs considered in this model include the theoretical value of a call option, the underlying spot exchange rate as of the balance sheet date, the contracted price of the respective option contract, the term of the option contract, the implied volatility of the underlying foreign exchange rates and the risk free interest rate as of the balance sheet date. The techniques and models incorporate various inputs including the credit worthiness of counterparties, foreign exchange spot and forward rates, interest rate yield curves, forward rate yield curves of the underlying. The Company classifies the fair value of these foreign exchange derivative contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective contracts.

Compulsorily convertible debentures, Series E and G compulsorily convertible preferred shares

The Company classified the fair value of the CCDs, Series E and Series G CCPS in level 3 because the fair values have been derived using valuation techniques in which one or more significant inputs are unobservable. The Company used a discounted cash flow analysis under the income approach, to determine the fair value of the CCDs, Series E and Series G CCPs. This valuation model includes various inputs including issue price, liquidation amount, committed internal rate of return, discount rate and coupon rate.

	Fair Value measurement at reporting date using
Description	As of March 31, 2016 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Foreign exchange derivative contracts	108,606	—	108,606	—
Noncurrent assets
Foreign exchange derivative contracts	83,426	—	83,426	—

Total assets	192,032	—	192,032	—

Liabilities
Current liability
Compulsorily convertible debentures	2,132,500	—	—	2,132,500
Series E and Series G compulsorily convertible preferred shares	1,468,200	—	—	1,468,200
Total liabilities	3,600,700	—	—	3,600,700

	Fair Value measurement at reporting date using
Description	As of March 31, 2017 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Available for sale securities	3,296,797	3,296,797	—	—
Foreign exchange derivative contracts	63,818	—	63,818	—
Noncurrent assets
Foreign exchange derivative contracts	61,120	—	61,120	—

Total assets	3,421,735	3,296,797	124,938	—

Changes in compulsorily convertible debentures are as follows:

	INR	US$
Balance as of March 31, 2014	1,428,800	22,032
Issuance of CCDs IFC III	180,000	2,776
Increase in fair value	189,800	2,927

Balance as of March 31, 2015	1,798,600	27,735
Increase in fair value	333,900	5,149

Balance as of March 31, 2016	2,132,500	32,884
Increase in fair value	56,400	870
Conversion of CCDs into equity share	(2,188,900)	(33,754)

Balance as of March 31, 2017	—	—

Changes in Series E and Series G compulsorily convertible preferred shares are as follows:

	INR	US$
Balance as of March 31, 2014	566,100	8,729
Increase in fair value	96,500	1,488

Balance as of March 31, 2015	662,600	10,217
Issuance of Series G CCPS	541,946	8,357
Increase in fair value	263,654	4,066

Balance as of March 31, 2016	1,468,200	22,640
Increase in fair value	73,841	1,139
Conversion of CCPS into equity shares	(1,542,041)	(23,779)

Balance as of March 31, 2017	—	—

The carrying amount of cash and cash equivalents, including restricted cash, accounts receivable, accounts payables, and other current financial assets and liabilities approximate their fair value largely due to the short-term maturities of these instruments. There have been no transfers between categories during current year.

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2016
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	5,995,393	6,241,606	94,213

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	5,497,166	5,560,038	85,737

The Company uses the yield method to estimate the fair value of fixed rate loans using interest rate change as an input. The carrying amount of the Companies variable rate project financing terms loans approximate, there fair values due to variable interest rates.

The carrying value and fair value of the Company’s investment in Bank of Mauritius notes, classified as held-to-maturity is as follows:

	As of March 31,
	2016
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	6,785	7,382	111

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	6,631	6,865	106

The Company uses the yield method to estimate the fair value of fixed rate Bank of Mauritius notes by using interest rate as an input. The carrying amount of the Company’s investment in fixed rate Bank of Mauritius notes approximate, their fair values relative to variable interest rates.